Submission	Feb. 26, 2025
Submission [Line Items]
Central Index Key	0000029915
Registrant Name	DOW CHEMICAL CO /DE/
Registration File Number	333-265556-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES